RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Schedule of Related Party Transactions
A summary of transactions with related parties and affiliated companies for the years ended December 31, 2023, 2022 and 2021 was as follows:

(in thousands of $)	Note	2023	2022	2021
Revenues and other operating income
Seatankers Management Co. Ltd		2,196	1,669	2,085
SFL	4	5,925	7,634	5,788
Golden Ocean		4,182	3,061	3,942
Alta Trading UK Limited		8	5,617	2,942
Seadrill Limited		—	—	277
Archer Limited		—	—	143
Flex LNG Ltd		1,513	1,242	1,637
Avance Gas		1,989	2,191	2,404
TFG Marine		1,060	627	786
Other related parties and affiliated companies		7	53	606
Total revenues and other operating income		16,880	22,094	20,610

Operating expenses
SFL	13, 18	—	1,590	5,032
Front Ocean Management AS		2,514	2,010	443
Seatankers Management Norway AS		880	516	667
Seatankers Management Co. Ltd		593	803	275
Total operating expenses		3,987	4,919	6,417

Other income (expenses)
Shareholder loan facility finance expense	17	(255)	—	—
Revolving credit facility finance expense	17	(11,690)	(13,288)	(8,226)
SFL interest leasing	6, 13, 18	—	(937)	(3,892)
FMS Holdco share of results	15	611	(555)	—
TFG Marine share of results	15	2,771	14,797	(724)
Total other income (expenses)		(8,563)	17	(12,842)
A summary of balances due from related parties and affiliated companies as of December 31, 2023 and 2022 was as follows:

(in thousands of $)	December 31, 2023	December 31, 2022
SFL	4,652	3,505
Seatankers Management Co. Ltd	726	1,368
Golden Ocean	11,147	6,964
Alta Trading UK Limited	8	60
Flex LNG Ltd	455	303
TFG Marine	1,117	28
Avance Gas	1,080	695
Front Ocean Management	—	473
Other related parties and affiliated companies	107	89
Related party and affiliated company receivables	19,292	13,485
A summary of balances due to related parties and affiliated companies at December 31, 2023 and 2022 was as follows:

(in thousands of $)	December 31, 2023	December 31, 2022
SFL	6,407	6,702
Seatankers Management Co. Ltd	337	351
Golden Ocean	13,837	8,470
Flex LNG Ltd	549	158
TFG Marine	25,956	14,831
Front Ocean Management	71	286
Avance Gas	562	450
Related party and affiliated company payables	47,719	31,248
Shareholder loan facility	235,000	—
Revolving credit facility	175,000	209,700
Total due to related parties and affiliated companies	457,719	240,948
The total amount of the remuneration earned by all directors and key management personnel for their services was as follows:

(in thousands of $)	2023	2022	2021
Total remuneration	7,956	3,767	784
of which:
Paid in capacity as directors	3,530	1,678	377
Other remuneration	4,426	2,089	407
The Directors annually review the remuneration of the members of key management personnel. Directors' fees are approved annually at the AGM. No pensions were paid to directors or past directors. No compensation was paid to directors or past directors in respect of loss of office. Total remuneration consists of a fixed and a variable component and can be summarized as follows:

(in thousands of $)	2023	2022	2021
Total fixed remuneration	942	863	688
of which:
Cost of pension	24	22	24
Total variable remuneration	7,014	2,904	96
of which:
Share based payments	7,014	2,679	96